PROPERTY AND EQUIPMENT, NET - Schedule of Equipment on Operating Lease (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Property, Plant, and Equipment [Abstract]
Equipment on operating lease	$ 1,349,380	$ 1,154,638
Less: accumulated depreciation	(1,102,679)	(888,849)
Equipment on operating lease, net	$ 246,701	$ 265,789